Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Schedule of exchange rates functional currency

Currency	Final rate	Average rate
U.S. Dollars ("USD")	6.1923	6.0970
Euro ("EUR")	6.4363	6.3834
Turkish Liras ("TRY")	0.1751	0.1743
Argentinian Peso ("ARS")	0.0060	0.0060
Saudi Arabian Riyal ("SAR")	1.6489	1.6233
United Arab Emirates Dirhan ("AED")	1.6861	1.6601